Restructuring costs	12 Months Ended
Nov. 30, 2011
Restructuring costs
Restructuring costs

4.     Restructuring costs

        During the year ended November 30, 2011 the Company carried out a cost reduction program in response to reduced customer demand for SI products. This included a compulsory headcount reduction program. The Company reduced its overall employee numbers by 129, or approximately 6%. The cost of employee terminations totaled $2,750. Of this amount $1,439 was paid in the year ended November 30, 2011 and the remaining amount will be paid in the year ended November 30, 2012.

        During the year ended November 30, 2009 the Company commenced a cost reduction program in response to reduced customer demand and worsening market conditions resulting from upheaval in the financial credit markets. This included a compulsory headcount reduction program and the closure of certain Company locations, primarily supporting research and development. The Company reduced its overall employee numbers by 247, or approximately 13%. This program was complete at November 30, 2009 and the costs of employee and lease terminations totaled $5,898. Of this amount $4,142 related to employee terminations was paid in the year ended November 30, 2009. The cost of lease terminations amounted to $1,756 and related to leases which expire in 2010 and 2011. Of this amount $1,054 and $560 were paid in the years ended November 30, 2010 and 2009 respectively.